Equity Transactions - Allocation of GasLog Partners' (loss)/profit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Allocation of GasLog Partners' profit/(loss)
(Loss)/profit for the year	$ 80,516	$ 3,289	$ (115,613)
Profit/(loss) for the period attributable to owners of the Group	67,663	(44,948)	(100,661)
Partnership's profit allocated to non-controlling interests	12,853	48,237	$ (14,952)
GasLog Partners LP
Allocation of GasLog Partners' profit/(loss)
(Loss)/profit for the year	5,726	56,859
Profit/(loss) for the period attributable to owners of the Group	(7,127)	8,622
Partnership's profit allocated to non-controlling interests	12,853	48,237
GasLog Partners LP | Common shares
Allocation of GasLog Partners' profit/(loss)
(Loss)/profit for the year	(23,486)	25,970
GasLog Partners LP | General partner units
Allocation of GasLog Partners' profit/(loss)
(Loss)/profit for the year	(482)	561
GasLog Partners LP | Preference shares
Allocation of GasLog Partners' profit/(loss)
(Loss)/profit for the year	$ 29,694	$ 30,328